Note 13 - Options - Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Options outstanding (in shares)	541,187	459,524
Options outstanding, exercise price (in dollars per share)	$ 6.77	$ 8.7
Options granted (in shares)	137,597	257,975
Options granted, exercise price (in dollars per share)	$ 2.99	$ 4.36
Options cancelled (in shares)	(87,793)	(176,312)
Options cancelled, exercise price (in dollars per share)	$ (7.11)	$ (12.66)
Options outstanding (in shares)	590,991	541,187
Options outstanding, exercise price (in dollars per share)	$ 4.53	$ 6.77
Options Exercisable (in shares)	160,199
Weighted Average Exercise Price Exercisable (in dollars per share)	$ 5.02